BORROWINGS (Details - Non-recourse borrowings - Financings during the year) £ in Thousands, $ in Thousands, R$ in Millions, $ in Millions, $ in Millions															3 Months Ended
	Dec. 20, 2018 CAD ($)	Dec. 13, 2018	Dec. 11, 2018 COP ($)	Nov. 26, 2018 COP ($)	Oct. 25, 2018	Sep. 28, 2018	Aug. 31, 2018 COP ($)	Apr. 20, 2018 BRL (R$)	Feb. 27, 2018 COP ($)	Feb. 22, 2018 USD ($)	Feb. 15, 2018 USD ($)	Jan. 29, 2018 BRL (R$)	Jan. 19, 2018 GBP (£)	Jan. 16, 2018	Jun. 30, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 20, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 11, 2018 USD ($)	Nov. 26, 2018 USD ($)	Oct. 31, 2018 GBP (£)	Oct. 31, 2018 USD ($)	Sep. 14, 2018 BRL (R$)	Sep. 14, 2018 CAD ($)	Sep. 14, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 20, 2018 USD ($)	Feb. 27, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 19, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Detailed Information About Borrowings
Corporate Borrowings																$ 2,340,000																$ 2,557,000	$ 9,285,000
Authorized credit facilities																																2,090,000
2.1 GW pumped storage facility | Brookfield Renewable | Non Recourse Borrowings
Detailed Information About Borrowings
Corporate Borrowings													£ 60,000																		$ 83,000
Borrowings, maturity													2021
19 MW hydroelectric facility | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings												R$ 130																		$ 40,000
Borrowings, maturity												2038
296 MW hydroelectric facility | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings											$ 350,000
Borrowings, maturity														2033
Borrowings, interest rate											4.50%
LIBOR | 2.1 GW pumped storage facility | Brookfield Renewable | Non Recourse Borrowings
Detailed Information About Borrowings
Borrowings, interest rate													2.75%																		2.75%
TJLP | 19 MW hydroelectric facility | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate												2.15%																		2.15%
Senior Notes
Detailed Information About Borrowings
Borrowings, maturity										2022
Borrowings, interest rate										9.75%
Repayments of existing principal amount										$ 760,000
Senior Notes | Terraform Global
Detailed Information About Borrowings
Corporate Borrowings										$ 400,000
Borrowings, maturity										March 2026
Borrowings, interest rate										6.13%
Revolving Credit facilities
Detailed Information About Borrowings
Corporate Borrowings																$ 727,000																$ 887,000
Borrowings, interest rate																3.30%																2.60%
Borrowings Term																4.4																4.5
Revolving Credit facilities | Terraform Global
Detailed Information About Borrowings
Corporate Borrowings										$ 45,000
Borrowings, maturity										February 2021
Senior unsecured bonds | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings									$ 750																				$ 262,000
Senior unsecured bonds 1 | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate basis									7
Senior unsecured bonds 1 | CPI | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate									7.12%																				7.12%
Senior unsecured bonds 2 | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate basis									12
Senior unsecured bonds 2 | CPI | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate									3.56%																				3.56%
Senior unsecured bonds 3 | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate basis									30
Senior unsecured bonds 3 | CPI | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate									3.99%																				3.99%
Corporate credit facilities | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings			$ 593																$ 186,000
Corporate credit facilities | 2.1 GW pumped storage facility | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings													£ 90,000																		$ 125,000
Corporate credit facilities | Brazilian hydroelectric business | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings								R$ 160															R$ 250		$ 60,000			$ 47,000
Borrowings, maturity								October 2023			September 2023
Corporate credit facilities | 166 MW wind portfolio | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings																					£ 29,000	$ 37,000		$ 60	$ 46,000
Borrowings, maturity					September 2036	August 2031
Borrowings, interest rate																							4.86%	4.86%	4.86%
Corporate credit facilities | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings				$ 250			$ 338								$ 1,762				$ 196,000	$ 77,000						$ 111,000	$ 634,000
Borrowings, maturity				330 days			August 2025								2025
Borrowings, interest rate							7.48%								2.97%											7.48%	2.97%
Corporate credit facilities | 377 MW hydroelectric portfolio | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings																		$ 190,000
Borrowings, maturity		December 2022
Corporate credit facilities | 488 MW hydroelectric portfolio | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings	$ 150																$ 111,000
Borrowings, maturity	November 2020
Corporate credit facilities | 351 MW hydroelectric portfolio | Brookfield Renewable
Detailed Information About Borrowings
Corporate Borrowings	$ 160																$ 119,000
Borrowings, maturity	June 2023
Corporate credit facilities | LIBOR | 166 MW wind portfolio | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate																					1.85%	1.85%
Corporate credit facilities | LIBOR | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate			2.50%																2.50%
Corporate credit facilities | LIBOR | 377 MW hydroelectric portfolio | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate																		3.00%
Corporate credit facilities | CDI | Brazilian hydroelectric business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate								2.00%															113.00%	113.00%	113.00%			2.00%
Corporate credit facilities | IBR | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate			3.50%																3.50%
Corporate credit facilities | IBR | Colombian business | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, maturity			January 2023												2030
Borrowings, interest rate				0.70%											3.70%					0.70%							3.70%
Corporate credit facilities | CDOR | 488 MW hydroelectric portfolio | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate	1.40%																1.40%
Corporate credit facilities | CDOR | 351 MW hydroelectric portfolio | Brookfield Renewable
Detailed Information About Borrowings
Borrowings, interest rate	1.60%																1.60%